Benefit Plans, Allocation of Plan Assets (Details)																	12 Months Ended
	Dec. 31, 2013 Retirement Plan [Member]	Dec. 31, 2012 Retirement Plan [Member]	Dec. 31, 2013 Retirement Plan [Member] Equity securities [Member]	Dec. 31, 2012 Retirement Plan [Member] Equity securities [Member]	Dec. 31, 2013 Retirement Plan [Member] Debt securities [Member]	Dec. 31, 2012 Retirement Plan [Member] Debt securities [Member]	Dec. 31, 2013 Retirement Plan [Member] Other [Member]	Dec. 31, 2012 Retirement Plan [Member] Other [Member]	Dec. 31, 2013 Post-Retirement Benefits Plan [Member]	Dec. 31, 2012 Post-Retirement Benefits Plan [Member]	Dec. 31, 2013 Post-Retirement Benefits Plan [Member] Equity securities [Member]	Dec. 31, 2012 Post-Retirement Benefits Plan [Member] Equity securities [Member]	Dec. 31, 2013 Post-Retirement Benefits Plan [Member] Debt securities [Member]	Dec. 31, 2012 Post-Retirement Benefits Plan [Member] Debt securities [Member]	Dec. 31, 2013 Post-Retirement Benefits Plan [Member] Other [Member]	Dec. 31, 2012 Post-Retirement Benefits Plan [Member] Other [Member]	Dec. 31, 2013 Pension and Postretirement Plans [Member] Equity securities [Member]	Dec. 31, 2013 Pension and Postretirement Plans [Member] Debt securities [Member]	Dec. 31, 2013 Pension and Postretirement Plans [Member] Other [Member]
Major categories of pension and postretirement benefit plan assets: [Abstract]
Total asset allocation (in hundredths)	100.00%	100.00%	69.00%	65.00%	26.00%	29.00%	5.00%	6.00%	100.00%	100.00%	68.00%	64.00%	27.00%	28.00%	5.00%	8.00%
Assets target allocations [Abstract]
Prescribed target allocations range, minimum (in hundredths)																	50.00%	25.00%	0.00%
Prescribed target allocation range, maximum (in hundredths)																	70.00%	40.00%	10.00%